Accounts and Other Payables (Tables)	12 Months Ended
Mar. 31, 2022
Description Of Accounting Policy For Trade And Other Payables Text Block Abstract
Schedule of accounts and other payables
	2022	2021
	US$	US$
		(Restated)
Accounts payables	6,862	22,144
Other payables and accrued charges	1,152,662	334,996
Amount due to related parties	350,320	688,371

Total	1,509,844	1,045,511